Goodwill and Intangibles, net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Balance at the end	$ 194,881
HuffPost
Goodwill [Roll Forward]
Goodwill, Acquired During Period	5,490
CM Partners, LLC
Goodwill [Roll Forward]
Goodwill, Acquired During Period	$ 189,391